CUSTOMER DEPOSITS - Concentration of deposits received (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of customer deposits [line items]
Customer deposits	$ 200,872,177	$ 181,987,396
Concentrations of deposits, percentage	100.00%	100.00%
Financial [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 36,117,236	$ 33,873,473
Concentrations of deposits, percentage	18.00%	18.60%
Individuals [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 31,559,768	$ 27,986,764
Concentrations of deposits, percentage	15.70%	15.40%
Financial and insurance activities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 19,700,240	$ 21,194,553
Concentrations of deposits, percentage	9.80%	11.60%
Government and Colombian Government entities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 26,875,424	$ 25,696,069
Concentrations of deposits, percentage	13.40%	14.10%
Services [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 19,280,845	$ 17,303,980
Concentrations of deposits, percentage	9.60%	9.50%
Insurance [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 14,226,539	$ 10,619,085
Concentrations of deposits, percentage	7.10%	5.80%
Commerce [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 12,680,110	$ 10,390,440
Concentrations of deposits, percentage	6.30%	5.70%
Real estates [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 3,418,132	$ 9,252,682
Concentrations of deposits, percentage	1.70%	5.10%
Manufacturing [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 3,056,218	$ 3,753,556
Concentrations of deposits, percentage	1.50%	2.10%
Education [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,793,395	$ 1,794,592
Concentrations of deposits, percentage	0.90%	1.00%
Agriculture and livestock [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,556,711	$ 2,210,914
Concentrations of deposits, percentage	0.80%	1.20%
Exploitation of mines and quarries [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,226,516	$ 1,071,957
Concentrations of deposits, percentage	0.60%	0.60%
Foreign governments [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 867,311	$ 269,659
Concentrations of deposits, percentage	0.40%	0.10%
Colombian municipalities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 604,265	$ 635,410
Concentrations of deposits, percentage	0.30%	0.30%
Artistic, entertainment and recreation activities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 454,909	$ 316,956
Concentrations of deposits, percentage	0.20%	0.20%
Transport [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 287,384	$ 1,523,858
Concentrations of deposits, percentage	0.10%	0.80%
Telecommunications [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 217,656	$ 234,786
Concentrations of deposits, percentage	0.10%	0.10%
Tourism [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 83,289	$ 86,661
Concentrations of deposits, percentage	0.10%	0.10%
Other [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 26,866,229	$ 13,772,001
Concentrations of deposits, percentage	13.40%	7.70%